SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 83,012	$ 37,354	$ 72,147
Increase/ (Decrease), Contract with Customer Liability	45,658	(34,793)
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	36,000	15,568	24,350
Increase/ (Decrease), Contract with Customer Liability	20,432	(8,782)
Advance Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	250,955	278,591	$ 309,718
Increase/ (Decrease), Contract with Customer Liability	$ (27,636)	$ (31,127)